Other net (loss)/income (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Other net (loss)/income
Net foreign exchange (loss)/gain (i)	¥ (15,025)	¥ 109,095	¥ 14,041	¥ (114,177)
Losses on disposal of property, plants and equipment and intangible assets	(1,632)	(5,350)	(5,614)	(2,317)
Investment income from other investments	14,281	42,921	63,801	66,837
Scrap income	5,912	12,137	11,808	11,242
Net change in fair value of other investments	14,270	(3,692)	5,709	2,968
(Provision)/reversal of litigation compensation (ii)	408	(37,710)	(15,576)
Gains relating to cancellation and modification of lease contracts	4,821	193	13,456
Others	(1,930)	(3,488)	(317)	(4,960)
Total	¥ 21,105	¥ 114,106	¥ 87,308	¥ (40,407)